Revenue from collaboration agreements - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Revenue From Contract With Customers [Line Items]
Amortization of contract costs capitalized	€ 50	€ 80	€ 130	€ 150
Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone or royalty payment receivable	€ 0		€ 0